UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Needelman Asset Mgmt, Inc.
Address: 111 Pacifica, Ste 140
         Irvine, CA  92618



13F File Number: 28-01623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    D. Galloway
Title:   Director of Operations
Phone:   949-453-1333
Signature, Place, and Date of Signing:

_______________   ________________   ________________


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0
Form 13F Information Table Entry Total:     38
Form 13F Information Table Value Total:     $21,042




List of Other Included Managers:



No.   13F File Number        Name


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                                             C>

                                                 MKT VALUE  TOTAL #       PUT/CALL INVSTMT    OTHER
NAME OF ISSUER                    CLASS CUSIP NO  (x$1000)   OF SHARES SH          DSCRETN    MANAGERS

ABBOTT LABORATORIES                COM  002824100  526     10,292 SH          DEFINED           0
AON CORP                           COM  037389103  345      8,225 SH          DEFINED           0
AT&T INC                           COM  00206R102  618     21,671 SH          DEFINED           0
BERKSHIRE HATHAWAY INC CLASS B     COM  084670702  575      8,100 SH          DEFINED           0
BRISTOL-MYERS SQUIBB CO            COM  110122108  584     18,610 SH          DEFINED           0
CHESAPEAKE ENERGY CORP             COM  165167107  721     28,230 SH          DEFINED           0
CHEVRON CORP NEW                   COM  166764100  591      6,385 SH          DEFINED           0
CHUBB CORP                         COM  171232101  639     10,660 SH          DEFINED           0
DELL INC                           COM  24702R101  194     13,690 SH          DEFINED           0
DIAGEO PLC - SPONSORED ADR         COM  25243Q205  687      9,054 SH          DEFINED           0
DTE ENERGY CO                      COM  233331107  605     12,341 SH          DEFINED           0
EMERSON ELECTRIC COMPANY           COM  291011104  481     11,645 SH          DEFINED           0
ENERGY TRANSFER PARTNERS LP        COM  29273R109  524     12,775 SH          DEFINED           0
FLUOR CORP (NEW)                   COM  343412102  333      7,155 SH          DEFINED           0
GENERAL ELECTRIC COMPANY           COM  369604103  476     31,252 SH          DEFINED           0
HONEYWELL INTERNATIONAL INC        COM  438516106  559     12,740 SH          DEFINED           0
INTEL CORPORATION                  COM  458140100  785     36,817 SH          DEFINED           0
INTERNATIONAL BUSINESS MACHINE     COM  459200101  653      3,734 SH          DEFINED           0
JOHNSON & JOHNSON                  COM  478160104  834     13,088 SH          DEFINED           0
JPMORGAN CHASE & CO                COM  46625H100  446     14,811 SH          DEFINED           0
KIMBERLY CLARK                     COM  494368103  686      9,658 SH          DEFINED           0
KRAFT FOODS INC-A                  COM  50075N104  634     18,890 SH          DEFINED           0
KROGER COMPANY                     COM  501044101  458     20,876 SH          DEFINED           0
MARSH & MCLENNAN COS INC           COM  571748102  204      7,670 SH          DEFINED           0
MICROSOFT CORP                     COM  594918104  492     19,747 SH          DEFINED           0
NESTLE SA SPNSRD ADR REP RG SH     COM  641069406  655     11,871 SH          DEFINED           0
PFIZER INC                         COM  717081103  560     31,699 SH          DEFINED           0
PROCTER AND GAMBLE COMPANY         COM  742718109  643     10,175 SH          DEFINED           0
PUBLIC SVC ENTERPRISE GRP INC      COM  744573106  506     15,160 SH          DEFINED           0
QUALCOMM INC                       COM  747525103  580     11,920 SH          DEFINED           0
SPDR TRUST UNIT SER 1              COM  78462F103  622      5,500 SH          DEFINED           0
SYSCO CORP                         COM  871829107  457     17,636 SH          DEFINED           0
TEVA PHARMACEUTICAL-SPONS ADR      COM  881624209  560     15,035 SH          DEFINED           0
UNITEDHEALTH GROUP INC             COM  91324P102  639     13,865 SH          DEFINED           0
VERIZON COMMUNICATIONS             COM  92343V104  666     18,106 SH          DEFINED           0
WELLPOINT INC                      COM  94973V107  616      9,430 SH          DEFINED           0
WELLS FARGO & CO (NEW)             COM  949746101  362     15,026 SH          DEFINED           0
YUM! BRANDS INC                    COM  988498101  524     10,615 SH          DEFINED           0




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